TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes	$ 451	$ 542	$ 527
Deferred taxes	2,940	(1,946)	14
Income Tax Expense (Benefit)	3,391	(1,404)	541
Domestic	2,122	(634)	283
Foreign	1,269	(770)	258
Income Tax Expense (Benefit)	$ 3,391	$ (1,404)	$ 541